LOANS RECEIVABLE - Loans receivable portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit quality indicator
Delinquency rate	34.30%	26.20%
Loans receivable	$ 43,346	$ 57,925
Current
Credit quality indicator
Loans receivable	28,474	42,757
1 - 90 days past due
Credit quality indicator
Loans receivable	4,148	3,719
91 - 180 days past due
Credit quality indicator
Loans receivable	212	366
181 - 360 days past due
Credit quality indicator
Loans receivable	785	3,892
361 - 720 days past due
Credit quality indicator
Loans receivable	1,397	1,913
Over 720 days past due
Credit quality indicator
Loans receivable	$ 8,330	$ 5,278